Economic group and joint arrangements (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity attributable to the owners	$ 121	$ 124	$ 144
SACME [Member]
IfrsStatementLineItems [Line Items]
Percentage interest held in capital stock and votes	50.00%
Equity attributable to the owners	$ 121	124
(Loss) Income from interest in joint ventures	$ (13)	$ (21)	$ (37)